CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating activities:
Net income (loss)	$ (1,018.0)	$ 237.9	$ 85.7
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Share-based compensation	12.5	14.9	6.6
Depreciation and amortization	141.6	84.9	66.4
Amortization of debt discount	33.5	31.9	47.5
Deferred income tax benefit	(72.9)	(40.4)	(6.0)
Provision for doubtful accounts	55.3	18.5	(0.1)
Provision for inventories	37.0	28.9	59.1
Provision for purchase commitments	11.9	(9.8)	3.1
Impairment provision for long-term investments	45.0
Write-off of unamortized warrants cost for MEMC	91.9
Impairment of long-lived assets and indefinite lived intangible assets	180.3	63.0
Impairment of goodwill	281.5
Gain on convertible notes repurchase			(9.5)
Amortization of long-term prepayments	13.3	13.3	13.3
Loss from discontinued operations	14.1
Equity in net loss (earnings) of affiliates	98.7	(250.8)	3.3
Loss on financial derivatives, net	93.0	49.8	8.0
Others	1.2	2.3	1.6
Changes in operating assets and liabilities:
Inventories	2.6	(274.8)	(104.4)
Accounts receivable	21.1	(137.4)	(171.6)
Other receivables	(6.6)	0.7	3.9
Amounts due from related parties	(18.7)	94.6	77.1
Advances to suppliers	(0.4)	(32.5)	(6.6)
Value-added tax recoverable	1.5	(48.4)	34.5
Other current assets	(45.9)	(27.6)	(0.9)
Interest free loans to suppliers	53.0		16.7
Long-term prepayments	(66.6)	(33.6)	19.0
Other non-current assets	(7.2)	(6.0)	(6.3)
Accounts payable	101.2	178.3	146.3
Other payables	45.9	16.0	0.2
Advances from customers	(18.6)	23.0	5.4
Accrued payroll and welfare	(3.7)	19.1	4.7
Income tax payable	(66.8)	47.1	(8.5)
Amounts due to related parties	49.0	(124.8)	(10.9)
Accrued warranty costs	13.3	25.8	13.7
Other long-term liabilities	20.3	6.1	1.6
Net cash provided by (used in) operating activities	93.3	(30.0)	292.9
Investing activities:
Acquisitions of subsidiaries, net of cash acquired		(5.0)	(5.4)
Purchases of property, plant and equipment	(366.8)	(276.0)	(141.4)
Purchases of intangible assets		(0.2)	(1.2)
Net proceeds from redemption of investment securities		201.6
Net proceeds from sales of long-term investment		22.7
Purchase of investment securities			(200.0)
Government grants	9.1	8.1	6.1
Net proceeds from redemption of financial derivatives	(104.8)	(39.3)	(15.5)
Purchase of long-term equity investment	(16.8)	(144.7)	(31.5)
Decrease (increase) in restricted cash	(95.8)	(8.7)	(54.0)
Others	7.6	2.9	1.0
Net cash used in investing activities	(567.5)	(238.6)	(441.9)
Financing activities:
Gross proceeds from issuance of ordinary shares from secondary offering			287.5
Offering expense incurred			(10.4)
Proceeds from short-term bank borrowings	2,927.2	2,521.0	706.3
Repayment of short-term bank borrowings	(2,779.6)	(2,087.3)	(524.8)
Proceeds from long-term bank borrowings	202.4	271.7	135.3
Repayment of long-term bank borrowings	(206.4)	(235.7)	(22.7)
Proceeds from issuance of convertible notes			50.0
Payment of convertible notes repurchase			(159.6)
Payment of convertible notes redemption		(221.2)
Proceeds from sales and lease back transaction		70.7	21.0
Payments under financial leases	(42.7)	(18.9)	(3.7)
Others	1.2	2.7	0.5
Net cash provided by financing activities	102.1	303.0	479.4
Effect of exchange rate changes	(8.0)	4.9	(5.0)
Net increase (decrease) in cash and cash equivalents	(380.1)	39.3	325.4
Cash and cash equivalents at the beginning of the year	872.5	833.2	507.8
Cash and cash equivalents at the end of the year	492.4	872.5	833.2
Supplemental disclosure of cash flow information:
Interest paid, net of amounts capitalized	98.8	98.9	122.3
Income taxes paid	85.4	17.1	17.1
Supplemental schedule of non-cash investing activities:
Liabilities for purchases of property, plant and equipment	93.5	96.3	70.2
Other assumed liabilities related to acquisition of a subsidiary included in other liabilities			$ 9.0